UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1

Mairs and Power Funds Trust

(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building

332 Minnesota Street

St. Paul, MN 55101-1363

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (651) 222-8478

William B. Frels, President

W1520 First National Bank Building

332 Minnesota Street

St. Paul, MN 55101-1363

(Name and Address of Agent for Service)

with copies to:

James D. Alt, Esq.

Dorsey & Whitney LLP

Suite 1500, 50 South Sixth Street

Minneapolis, MN 55402-1498

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Mairs and Power
Small Cap Fund

Ticker Symbol: MSCFX

Prospectus

  Xxx xx, 2011

The Securities and Exchange Commission has not determined if the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table of Contents

Fund Summary

Key facts and details about the Fund listed in this prospectus including investment objectives, fee and expense information, principal investment strategy and principal risks.

Investment Objective	3

Fees and Expenses of the Fund	3

Portfolio Turnover	3

Principal Investment Strategies	3

Principal Risks of Investing in the Fund	3

Performance	4

Portfolio Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

Fund Details

Investment Objective	5

Implementation of Investment Objective	5

Risks	5

Disclosure of Portfolio Holdings	6

Management and Organization of the Fund

Investment Adviser	6

Portfolio Manager	7

Shareholder Information

Pricing of Fund Shares	7

Security Valuations	7

Purchase of Fund Shares	7

Redeeming Fund Shares	9

How to Exchange Shares	11

How to Transfer Registration	11

Signature Guarantee	11

Income Dividend and Capital Gain Distributions	12

Frequent Purchases and Redemptions of Fund Shares	12

Federal Income Taxes	12

Other Shareholder Services	13

Financial Highlights

Financial Highlights	14

For More Information

Officers and Trustees	15

Fund and Service Providers	15

Additional Information	Inside Back Cover

Fund Summary

Investment Objective

The objective of the Mairs and Power Small Cap Fund (the Fund) is to seek above-average long-term appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses (Transfer Agent, Custodian, Accounting, Legal, Audit, etc.)(1)	11.53%
Total Annual Fund Operating Expenses	12.43%
Fee Waiver and/or Expense Reimbursement(2)	11.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%

(1)  "Other Expenses" are based on estimated amounts for the Fund's current fiscal year because it is a new fund.

(2)  The Fund's investment adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25% through December 31, 2014. The adviser cannot terminate this arrangement before that date without the agreement of the Fund's board of trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs in the one-year example and the three-year example reflect the investment adviser's agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$128	$399

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, with some emphasis on companies located in the Upper Midwest region. For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the range represented by companies in the Standard & Poor's SmallCap 600 Index (S&P 600) as of December 31 of the preceding year. The S&P 600 is a widely used benchmark for small cap performance and is rebalanced continuously. As of December 31, 2010, the market capitalization ranges for the S&P 600 were $69 million to $3.24 billion.

In selecting stocks, preference is given to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long term. Capable management with a track record of prudent capital deployment is also an important consideration. Some emphasis is given to companies generally located in the Upper Midwest region of the United States. Stock selection may reflect either a growth or value investment approach. The Fund also can invest in common stocks issued by companies with market capitalizations above the range of the S&P 600; in convertible debt securities which are rated less than investment grade (also known as "high yield" or "junk" bonds); and up to 25% of its assets in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). The Fund seeks to keep its assets reasonably fully invested at all times, to maintain modest portfolio turnover rates, and to mitigate risk by investing in a diversified portfolio of securities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. Shareholders should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions

Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the

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short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

Active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock

Common stocks represent an ownership interest in a corporation. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Stocks

Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk

This Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which make IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Convertible Debt Securities Rated Less than Investment-Grade

These securities have a higher degree of credit risk. Companies that issue these lower rated securities are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Securities of Foreign Issuers and ADRs

There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Performance

Performance information is not included because the Fund does not have one full calendar year of performance. When the Fund begins presenting such performance information, the Fund's performance will be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.

Portfolio Management

The Fund employs Mairs and Power, Inc. (the Adviser) to manage the Fund's investment portfolio. Andrew R. Adams, the lead portfolio manager of the Fund since 2011, has been Vice President of the Adviser since 2006 and Director of the Adviser since 2009.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase or redeem Fund shares directly through the Fund's transfer agent by writing or calling:

Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O Box 701
Milwaukee, WI 53201-0701

Telephone: 800-304-7404

Fund transactions may be made on any day the New York Stock Exchange is open for business.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions to individual retirement accounts and qualified retirement plans are generally tax-free.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer, bank or other financial intermediary (such as a financial adviser), the Fund and/or the Fund's investment adviser may pay a fee to the intermediary for certain services including sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Details

Investment Objective

The objective of the Fund is to seek above-average long-term appreciation.

Implementation of Investment Objective

The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, with some emphasis on companies located in the Upper Midwest region. For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the range represented by the companies in the S&P 600 as of December 31 of the preceding year. The S&P 600 is a widely used benchmark for small cap performance. The S&P 600 is rebalanced continuously as additions and deletions of companies included in the S&P 600 are made in response to corporate actions and market developments. As of December 31, 2010, the market capitalization ranges for the S&P 600 were $69 million to $3.24 billion. The Fund will not change its policy of normally investing at least 80% of its net assets in small cap stocks unless it provides shareholders with at least 60 days prior notice of the change.

In selecting stocks, preference is given to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long term. Capable management with a track record of prudent capital deployment is also an important consideration. Some emphasis is given to companies generally located in the Upper Midwest region of the United States. Stock selection may reflect either a growth or value investment approach.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (ADRs). The Fund also may invest in debt securities which are convertible into the issuer's common stock. These debt securities may be rated less than investment-grade. Less than investment-grade debt securities sometimes are referred to as "high-yield securities" or "junk bonds".

Assets in the Fund are expected to be reasonably fully invested at all times. Cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity to meet redemptions, act as a reserve for future purchases and better enable the Fund to achieve its objective.

The Fund may take temporary defensive measures that are inconsistent with the Fund's normal investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

A detailed description of the Fund's investment limitations is contained in the Statement of Additional Information (SAI). Some limitations are fundamental policies, which mean they cannot be changed without the approval of a majority of the Fund's shareholders, as defined in the SAI.

Risks

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions

The Fund is subject to the general risk of adverse market conditions for equity securities. The market prices of equity securities are generally subject to greater risk than prices of fixed income securities, such as bonds and preferred stock. Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

The Fund's performance depends on the active management by the investment adviser in selecting and maintaining a portfolio of securities that will achieve the Fund's investment objective. The Fund could underperform compared to other funds having similar investment objectives.

Common Stock

The Fund invests significantly in common stock. Common stocks represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market values than other asset classes. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Stocks

Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of

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investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk

By virtue of its size and institutional nature, the Adviser may have greater access to IPOs than individual investors. To the extent that the Fund invests in IPOs, the Fund may be exposed to a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain substantial dilution on the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Convertible Debt Securities Rated Less than Investment-Grade

To the extent that the Fund invests in convertible debt securities which are rated less than investment-grade, it will undertake a higher degree of credit risk than is associated with higher rated debt securities. Companies that issue these lower rated securities are often highly leveraged and may not have more traditional methods of financing available to them. In addition, the market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions than the market values of higher rated securities.

Securities of Foreign Issuers and ADRs

To the extent that the Fund invests in securities of foreign issuers which are listed on a United States securities exchange or represented by ADRs, it will undertake certain risks which are not associated with investments in domestic securities. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation. Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity and may be more volatile than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI dated ______ __, 2011 and on the Fund's website, by clicking on the "Small Cap Fund" information page. A complete list of the Fund's holdings is available approximately 15 days after each quarter-end at www.mairsandpower.com. This list remains available on the website until it is replaced with the following quarter-end list. The portfolio holdings list is also filed in the annual and semi-annual reports to shareholders filed with the SEC on Form N-CSR and on Form N-Q for the first and third quarters. Forms N-CSR and N-Q may be viewed on the SEC's website at www.sec.gov. Forms N-CSR and N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may contact the Public Reference Room for information by calling direct at 202-551-8090 or by calling 800-SEC-0330.

Management and Organization of the Fund

Investment Adviser

The Fund employs the Adviser to manage the Fund's investment portfolio. The investment management fee paid to the Adviser by the Fund is computed at an annual rate of 0.90% of daily net assets.

The Adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25% through December 31, 2014. The Adviser cannot terminate this arrangement before that date without the agreement of the Fund's board of trustees.

The Adviser has managed mutual funds since 1958 and has provided investment counsel services since 1931. The Adviser is located at W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota, 55101-1363.

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A discussion regarding the basis for the Board of Trustees' (the Board) approval of the Investment Advisory Contract for the Fund will be included in the Fund's annual report to shareholders for the annual period ended December 31, 2011.

Portfolio Manager

Andrew R. Adams, Vice President and Director of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio.

Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund is available in the Fund's SAI.

Shareholder Information

Pricing of Fund Shares

The Fund's share price, also called its net asset value or NAV, is calculated once daily, after the close of trading on the New York Stock Exchange (NYSE), generally 3:00 p.m. Central Time, on each day the NYSE is open for trading. As a result, shares of the Fund will not be priced on the days which the NYSE is closed, generally weekends and national holidays. The NAV per share is calculated by adding up the total assets (investments, receivables and other assets) of the Fund, subtracting all of its liabilities (accrued expenses and other liabilities) and then dividing by the total number of Fund shares outstanding.

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board. Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.

Purchase of Fund Shares

The Fund is available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. The Fund does not offer its shares for sale outside of the United States, nor is the Fund available to foreign investors.

Fund Direct Purchases

You may purchase shares of the Fund directly through the Fund's transfer agent, U.S. Bancorp Fund Services, LLC. The price you pay per share will be the NAV computed after the close of trading on the NYSE, generally 3:00 p.m. Central Time (See "Pricing of Fund Shares" on page 8). Your purchase will have no sales charge or marketing fees included in the price of the Fund shares. Purchase orders received on a day the NYSE is open for trading and prior to the close of trading on that day will be valued as of the close of trading on that day. Purchase orders received after the close of trading on a day the NYSE is open for trading will be valued as of the close of trading on the next day the NYSE is open. Generally, the NYSE is closed on weekends and national holidays.

Stock certificates will not ordinarily be issued to you unless you make a request for a certificate in writing. The Fund will invest the entire dollar amount of your purchase order in full and fractional shares. Income dividend and capital gain distributions will be reinvested for you in additional full and fractional shares unless you request that income dividend and/or capital gain distributions are to be paid in cash.

Fund Purchases Through a Sub-Agent

You may purchase shares of the Fund through a registered broker-dealer, a financial institution or investment adviser (sub-agent). The Fund has authorized certain sub-agents to receive purchase and sale orders on its behalf. When shares are purchased this way they will be treated as though the Fund had received the order for purposes of pricing. A fee may be charged by the sub-agent for this service. The Fund and/or the adviser may also pay fees to intermediaries for certain services including sub-accounting services, delivering Fund

7

documents to shareholders and providing information about the Fund.

How to Purchase Shares Directly Through the Fund

All applications to purchase shares are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted.

NEW ACCOUNTS

Call Shareholder Services at 800-304-7404 or visit the Fund's website at www.mairsandpower.com to obtain the appropriate purchase application form. The minimum purchase to open a regular account is $2,500. The minimum purchase to open an IRA is $1,000.

Your check should be made payable to:
Mairs and Power Small Cap Fund

Payments must be made in U.S. dollars, and checks must be drawn on a U.S. bank, savings and loan, or credit union.

ESTABLISHED ACCOUNTS

The minimum purchase for an established account is $100 for both regular accounts and IRAs. Please attach your check to the "Invest by Mail" form detached from your confirmation statement. An "Additional Investment Form" is also available at the Fund's website at www.mairsandpower.com by clicking on Forms and Application in the Fund's drop down menu.

TO PURCHASE BY MAIL:

Regular Mail:
Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail:
Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53202-0701

TO PURCHASE BY TELEPHONE:

Call Shareholder Services at 800-304-7404 Monday through Friday between 8:00 a.m. – 7:00 p.m. Central Time. Shareholder Services will be closed on days the NYSE is closed.

New accounts may not make an initial purchase via the telephone. Unless the telephone option is declined on the Purchase Application (or IRA Application), subsequent investments may be made by telephone.

Important Information Regarding Telephone Purchases
By using the telephone to purchase shares, you agree to hold the Fund, U.S. Bancorp Fund Services, their respective trustees, directors, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option. However, if the Fund does not take reasonable procedures to ensure instructions are genuine, the Fund may be liable for losses due to fraudulent instructions. If your account has more than one owner, the Fund may rely on the instructions of any one account owner. If you are unable to reach the Fund by telephone you should send your instructions for purchase by regular or express mail. Purchase orders will not be canceled or modified once received in good order. Unless telephone purchase is declined on the application, as a shareholder you are eligible to use the telephone purchase option if you submitted a voided check with which to establish bank instructions on your account. If you do not want your account set up for this option, you must make an election to "opt out". You can do this by calling Shareholder Services at 800-304-7404, or by marking the appropriate box on your Purchase Application form.

TO PURCHASE AUTOMATICALLY:

For new accounts, you may set up this service by filling out the Automatic Investment Plan (AIP) on the Purchase Application (or IRA Application) form.

For existing accounts, you may establish this service by calling 800-304-7404 to request an AIP Form or download the Form from the Mairs and Power Funds' website at www.mairsandpower.com.

A fee of $25 will be charged against your account by the transfer agent any time a scheduled investment is rejected by your bank.

TO PURCHASE BY WIRE:

Wire transfers must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing. Neither the Fund nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. To add to your account, call 800-304-7404 to notify the transfer agent of your wire purchase.

A completed and originally signed Purchase Application (or IRA Application) must be received by the transfer agent before wiring your initial purchase. Upon receipt, an account will be established for you. Call 800-304-7404

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to obtain your account number and to notify the transfer agent of your wire purchase.

Wire to:
U.S. Bank, N.A.
ABA 07500 0022

Credit to:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit to:
Mairs and Power Small Cap Fund
[Shareholder Account Number]
[Shareholder Name/Registration]

Important Notes When Purchasing

The Fund will not accept payments in the form of cashiers checks in amounts of less than $10,000, cash payments, cash equivalent instruments, money orders, third party checks, U.S. treasury checks, credit card checks, traveler's checks, starter checks, bank checks, convenience checks, checks drawn against a line of credit, post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Fund will not accept the following: Applications that request a particular day or price for your transaction or any other special conditions, applications that omit your Social Security Number, Taxpayer Identification Number and/or the signatures of all account owners, applications received without payment, applications that would be considered disadvantageous to shareholders, applications from individuals who previously tried to purchase shares with a bad check, or applications that omit any information required to verify a shareholder's identity under the USA PATRIOT Act.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of the shareholders.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such other services, or receipt at the transfer agent's post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent or the Fund.

If your payment does not clear, your purchase will be canceled and a fee of $25 will be charged against your account by the transfer agent. If any loss is sustained by the Fund, this loss will also be charged against your account.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Purchase Application form, you will be required to supply the Fund with information that will assist the Fund in verifying your identity. This includes your full name, date of birth, permanent street address (that is not a P. O. Box address) and your Social Security Number (or Taxpayer Identification Number). The Fund may also ask for other identifying documents or information. Until such verification is made, the account will not be opened. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Redeeming Fund Shares

You may redeem for cash all or a portion of your shares in the Fund by instructing U.S. Bancorp Fund Services, LLC, the Fund's transfer agent, at its office in Milwaukee, Wisconsin.

Fund Direct Redemptions

Your shares will be redeemed at the NAV computed by the Fund after the receipt of an acceptable redemption request. The price you receive for your redemption of shares will be the NAV computed after the close of trading on the NYSE on that day, generally 3:00 p.m. Central Time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the NYSE is open. Shareholders requesting wire payments will incur a $15 wire fee. Shareholders requesting a non-systematic redemption from an IRA will be charged a $20 fee by the Fund's transfer agent.

Once your redemption order is received and accepted by the Fund, you may not revoke or cancel the order. The Fund cannot accept redemptions that request a particular day or price for your transaction or any other special conditions. The redemption value may be worth more or less than the price originally paid for the shares, and you may realize a gain or loss on redemption.

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Call Shareholder Services at 800-304-7404 if you have additional questions regarding redeeming shares.

The Fund reserves the right to close any non-IRAs in which the balance falls below the Fund's minimum initial investment.

The right of redemption may be suspended or the date of payment may be postponed by the Securities and Exchange Commission (SEC) for such a period as the SEC may permit.

Fund Redemptions Through a Sub-Agent

You may also redeem shares through an authorized sub-agent. When shares are redeemed this way, they will be treated as though the Fund had received the order for purposes of pricing. A fee may be charged by the sub-agent for providing this service.

How to Redeem Shares Directly Through the Fund

Your request to sell shares must be in "good order" before your shares are sold and proceeds released. Good order means that your written request must include the Fund name and your account number, the name(s) and address on your account, the amount of your transaction (in dollars or shares), signatures of all owners of the account exactly as they are registered on the account, signature guarantee if required (see Signature Guarantee on page 14), issued certificates, if any, that you are holding for your account and any supporting legal documents for estates, trusts, guardianships, custodianships, corporate/institutional accounts, and pension and profit-sharing plans that may be required.

If any portion of the shares you are redeeming represent an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that your check has been collected. This may take up to 12 calendar days from the purchase date. Call Shareholder Services at 800-304-7404 if you have additional questions regarding redeeming shares.

TO REDEEM SHARES BY MAIL

Regular Mail:
Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail:
Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53202-0701

For regular accounts, send in an instruction letter and include the name(s) on your account and signatures of all account holders exactly as they are registered. Include the Fund name, account number and dollar or share amount to be redeemed, a Signature Guarantee if required (See Signature Guarantee on page 14) and any required supporting legal documents for estates, trusts, guardianships, corporate/institutional accounts, and pension and profit-sharing plans.

For IRAs, you must complete an IRA Distribution form or a signed letter of instruction. The IRA Distribution form may be obtained by calling Shareholder Services at 800-304-7404 or visiting the Fund's website at www.mairsandpower.com. Each non-systematic IRA redemption must indicate whether or not to withhold federal income taxes. You will generally be subject to 10% withholding if your request fails to indicate an election not to have tax withheld. Shareholders requesting a non-systematic redemption from an IRA will be charged a $20 fee by the Fund's Transfer Agent.

TO REDEEM SHARES BY TELEPHONE

Call Shareholder Services at 800-304-7404 Monday through Friday between 8:00 a.m. – 7:00 p.m. Central Time. Shareholder Services will be closed on days the NYSE is closed. You may NOT redeem shares from an IRA via the telephone.

Important Information Regarding Telephone Redemptions
By using the telephone to redeem shares, you agree to hold the Fund, U.S. Bancorp Fund Services, their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option. However, if the Fund does not take reasonable procedures to ensure instructions are genuine, the Fund may be liable for losses due to fraudulent instructions. If your account has more than one owner, the Fund may rely on the instructions of any one account owner. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to reach the Fund by telephone, you should send your instructions for redemption by regular or express mail. Redemption orders will not be canceled or modified once received in good order. As a shareholder, you are automatically eligible to use the telephone option. If you do not want your account set up for this option, you must make an election to "opt out". You can do this by calling Shareholder Services at 800-304-7404.

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TO REDEEM SHARES AUTOMATICALLY

For a regular account, you can redeem shares automatically through the Fund's Systematic Withdrawal Plan. Call Shareholder Services at 800-304-7404 or visit the Fund's website at www.mairsandpower.com to obtain the Systematic Withdrawal Plan form.

For IRAs, you can redeem shares automatically by visiting the Fund's website to obtain the IRA Distribution form.

REDEMPTION PAYMENT METHODS

By Check. The Fund will mail your payment to you for the shares you are redeeming typically within one or two business days. The payment will be mailed no later than the seventh business day after the redemption request is received by the transfer agent (unless redemption is postponed by the SEC) or within such shorter period as may legally be required. If you request your payment to be made payable or be mailed to an address other than the address of record, signature guarantees are required (see Signature Guarantee on page 14). No interest will accrue on amounts represented by uncashed redemption checks.

By Wire. Shareholders requesting wire payments will incur a $15 wire fee. Redemption proceeds will only be wired to the bank account designated on the Purchase Application (or IRA Application). If your bank account information is not on file, attach a voided check or deposit slip to your written request with signature guarantee (see Signature Guarantee on page 14). Payment of the proceeds will normally be wired on the next business day after receipt of your request.

By ACH. Redemption proceeds may also be sent to your bank via electronic transfer through the Automated Clearing House (ACH) network, provided that your bank is a member. You can elect this option by completing the appropriate section of the Purchase Application (or IRA Application). If your bank account information is not previously on file, attach a voided check or deposit slip to your written request with signature guarantee (see Signature Guarantee on page 14). There is no charge for this service. ACH transfers for IRAs are only available for Systematic Withdrawal Plans.

How to Exchange Shares

You may exchange shares of identically registered accounts between the Fund, on the one hand and, the Mairs and Power Growth and Balanced Funds, on the other, provided that you meet each Fund's minimum initial investment requirement. Before exchanging your shares, you should first carefully read the appropriate sections of the Prospectus for the new Fund and consider the tax consequences if yours is a taxable account. When you exchange shares, you are redeeming your shares in one Fund and buying shares of another Fund. Shares redeemed in an exchange transaction will be treated as a sale of the Fund's shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return. This concern does not apply to IRA or other tax exempt accounts.

After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA) in order to remain open. The Fund reserves the right to terminate or materially modify the exchange privilege upon 60 days' advance notice to shareholders.

You may exchange Fund shares by calling Shareholder Services at 800-304-7404 prior to the close of trading on the NYSE, generally 3:00 p.m. Central Time on any day the NYSE is open for regular trading. The Fund's transfer agent will charge a $5 fee for each telephone exchange. To exchange shares via mail, you may submit a signed letter of instruction or download an Exchange Request form from the Mairs and Power Funds' website at www.mairsandpower.com. There is no charge to exchange shares if your request is in writing and signed by all registered account holders.

How to Transfer Registration

If you request a change in your account registration, such as changing the name(s) on your account or transferring your shares to another person or legal entity, you must submit your request in writing. A signature guarantee is required (see Signature Guarantee below). Please call Shareholder Services at 800-304-7404 for full instructions.

Signature Guarantee

A signature guarantee helps protect against fraud and verifies the authenticity of your signature. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

A signature guarantee is required when:

1.  Redeeming shares IF:

a.  Payment requested is payable to or sent (either by check, by wire or by ACH) to any person, address or bank account not on record.

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b.  Your address of record has been changed in the last 30 days.

c.  The shares being redeemed are represented by certificates issued.

2.  Transferring ownership of account or account name changes.

Non financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

For joint accounts requiring a signature guarantee, each account owner's signature must be separately guaranteed. The Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Income Dividend and Capital Gain Distributions

The Fund distributes substantially all of its net investment income to its shareholders in the form of annual distributions. Net investment income dividend payments are normally made in December. Net realized capital gains, if any, are paid to shareholders at least annually. Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Purchase Application form.

Dividends and capital gains that are not reinvested are paid to you by check or transmitted to your bank account via ACH. If the post office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

If you are investing in an account that is not tax deferred, it may be advantageous to buy shares after the Fund makes its distribution. When dividend and capital gain payments are made, the value of each share is reduced by the amount of the payment. If you purchase shares shortly before the payment of a distribution, you will pay the full price for the shares and then receive some of the price back as a taxable distribution, which may have negative tax consequences. To avoid this situation, check with the Fund for its distribution date at www.mairsandpower.com or by calling 1-800-304-7404 before you invest.

Frequent Purchases and Redemptions of Fund Shares

The policy of the Fund is to discourage short-term trading. The Fund is intended for long-term investment purposes only and not for market timing or excessive trading. Market timing may be disadvantageous to the long-term performance of the Fund by disrupting portfolio management and increasing Fund expenses.

The Fund may reject any purchase orders by any investor that may be attributable to market timing or are otherwise excessive or potentially disruptive to the Fund. Purchase orders that are believed to be placed by market timers may be revoked or cancelled by the Fund on the next business day after receipt of the order. In such instances, notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services.

Short-term trading activity is monitored by the Fund's transfer agent and the Adviser on a daily basis. In addition, the transfer agent maintains a directory of known market timers. Accounts which have underlying shareholders, such as an omnibus account or a qualified retirement plan, will be continuously reviewed to detect abnormal activity. This monitoring will not completely eliminate the possibility that short-term trading may occur.

The Fund will not make any exceptions to its short-term trading policy, nor will the Fund grant to any third party permission to engage in short-term trading within the Fund.

The Fund's Short-term Trading policy has been approved by the Fund's Board of Trustees.

Federal Income Taxes

The following discussion of current federal taxation is not intended to be a full discussion of income tax laws and their effect. You should consult with your own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

The Fund's distribution of ordinary income and long-term capital gains, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income taxes, and may be subject to state and local income taxes. If you hold your shares in a tax-deferred retirement account, you generally will not have to pay tax on distributions until a redemption is made from the account. Tax rules for these types of accounts are complex, and any questions you may have should be addressed with your tax professional.

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For federal tax purposes, the Fund's income and short-term capital gain distributions are generally taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains. The character of a capital gain depends on the length of time that the Fund held the security that was sold. Individual investors may benefit from favorable tax treatment related to "qualified dividend income." If certain holding period requirements are satisfied, "qualified dividend income" is taxed at long-term capital gain rates, which is currently a maximum rate of 15%. Unless extended, this favorable tax treatment is available until it expires on December 31, 2012. Subject to certain limitations, corporate shareholders may be eligible for the corporate dividend-received deduction related to income dividends.

If you dispose of your Fund shares by redemption, exchange or sale, you will generally have a capital gain or loss. The amount of the gain or loss and the tax rate will depend primarily upon the share purchase price, the share sale price, and the period of time you held the shares. An exchange of the Fund's shares for shares of the Mairs and Power Balanced Fund or Growth Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal, state and local income taxes.

You will be sent Form 1099-DIV indicating the treatment of any dividend and capital gain distributions made to you during the previous year no later than mid-February. The information is also reported to the IRS.

As with all mutual funds, the Fund may be required to withhold federal income tax (at the then current federal income tax rate) on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or fail to make required certifications, or if you or the Fund have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your federal income tax liability.

Other Shareholder Services

As a shareholder of the Fund, you will receive the following statements and reports:

t  Confirmation Statements – Sent each time you buy, sell or exchange Fund shares. The statement will confirm the trade date and amount of your transaction.

t  Account Statement – Mailed annually detailing the dividend and capital gain distributions made by the Fund. In addition, the market value of your account at the close of the period will also appear on the statement.

t  Fund Financial Reports – Mailed in February and August.

t  Tax Statements – Mailed in February; reports previous year's dividend and capital gain distributions, proceeds from the sale of shares and distributions from IRAs or other retirement accounts.

t  Average Cost Statement – Mailed annually in February for most taxable accounts for which shares were redeemed in the previous year; shows the average cost of shares redeemed during the calendar year. May not be available for all accounts.

As a shareholder of the Fund, the following services are available to you:

Automated Telephone Services

Fund and shareholder account information is available 24 hours per day, seven days a week at 800-304-7404. You may obtain share prices and price changes for the Fund, your account balance and last two transactions, dividend distribution information and duplicate account statements.

Fund Website

Information on the Fund is available at www.mairsandpower.com. On the site you can:

t  View your account balances and recent transactions;

t  Learn more about Mairs and Power's investment style;

t  Review objectives, strategies, characteristics and risks of the Fund;

t  Review the Fund's daily prices;

t  Review portfolio holdings, proxy voting record and quarterly market commentary; and

t  Download Fund prospectus, account applications, shareholder reports and other forms.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate Summary Prospectuses, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call Shareholder Services at 800-304-7404 to request individual copies of these documents. Once notification to stop householding is received, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Abandoned Property Notice

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws.

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Financial Highlights

Because the Fund is newly established and does not yet have a full calendar year of performance, there are no financial highlights presented.

14

For More Information

Officers and Trustees

William B. Frels	President and Trustee

Andrew R. Adams	Vice President

Jon A. Theobald	Chief Compliance Officer & Secretary

Andrea C. Stimmel	Treasurer

Norbert J. Conzemius	Chair and Trustee

Mary Schmid Daugherty	Trustee

Bert J. McKasy	Trustee

Charles M. Osborne	Audit Committee Chair & Trustee

Fund and Service Providers

Investment Adviser

Mairs and Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101-1363

Custodian U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Ernst & Young LLP Suite 1400, 220 South Sixth Street Minneapolis, MN 55402

Transfer Agent

Regular Mail Address Mairs and Power Small Cap Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express (or Overnight), Certified or Registered Mail Address Mairs and Power Small Cap Fund c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202

Shareholder Services
800-304-7404

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Additional information

More information about the Fund is available from the following sources:

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its investment policies and restrictions. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semi-Annual Reports

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's annual and semi-annual reports and the SAI are available free of charge on the Fund's website at www.mairsandpower.com.

You can also get free copies of the reports and the SAI by contacting the Fund at:

Mairs and Power Small Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Reports will be sent first class mail within three business days of receipt of request.

You may also request other information about the Fund or make shareholder inquiries by calling 800-304-7404.

t  Documents filed by the Fund with the SEC are available on the SEC's Internet EDGAR Database site at http://www.sec.gov, where they are listed under "Mairs and Power Funds Trust".

t  Information about the Fund, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can also obtain copies by mailing your request and a duplicating fee to the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520, or by paying a duplicating fee and sending a request by email to: publicinfo@sec.gov. Information about the operation of the Public Reference Room is available by calling the SEC at 202-551-8090.

The Fund's Investment Company Act file number is 811-22563.

Mairs and Power
Small Cap Fund

MAIRS AND POWER SMALL CAP FUND

a series of MAIRS AND POWER FUNDS TRUST
STATEMENT OF ADDITIONAL INFORMATION

TICKER SYMBOL: MSCFX

               , 2011

Mairs and Power Small Cap Fund (the Fund), a series of Mairs and Power Funds Trust, is a no-load mutual fund.  The objective of the Fund is to seek above-average long-term appreciation.

This Statement of Additional Information (SAI) is not a prospectus, but contains information in addition to what is contained in the Fund’s Prospectus.  The SAI should be read in conjunction with the Prospectus, dated xxxxx, 2011, which has been filed with the Securities and Exchange Commission. The Fund’s Prospectus and most recent annual financial statements may be obtained, without charge, by writing the Fund or calling Shareholder Services at 800-304-7404, or by visiting the Fund’s website at www.mairsandpower.com.  Certain portions of the Prospectus have been incorporated by reference into this SAI, as noted herein.  The address of the Fund is Mairs and Power Small Cap Fund, c/o U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201-0701.

Table of Contents

Classification of the Fund	3
Investment Objective and Policies	3
Investment Limitations	3
Characteristics and Risks of Permitted Securities	4
Portfolio Turnover	9
Disclosure of Portfolio Holdings	10
Management of the Fund	11
Certain Transactions	15
Compensation	15
Risk Management	16
Code of Ethics	16
Proxy Voting Policies and Procedures	16
Control Persons and Principal Holders of Securities	17
Investment Adviser	17
Fund Administration Servicing Agreement	18
Transfer Agent, Custodian and Fund Accountant	18
Independent Registered Public Accounting Firm	18
Legal Counsel to the Funds	18
Portfolio Managers	19
Brokerage Allocation and Other Practices	19
Capital Stock	20
Purchasing, Redeeming and Pricing Fund Shares	20
Fund Taxation	20
Taxes on Fund Redemptions	21
Taxes on Fund Distributions	21
Principal Underwriter	21
Calculation of Performance Data	21

Financial Statements	22

Classification of the Fund

The Fund is currently the only series of Mairs and Power Funds Trust (the Trust), a Delaware statutory trust established under a Declaration of Trust dated May 10, 2011 (the Declaration of Trust).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940.  The Declaration of Trust permits the Fund to issue an unlimited number of shares at $0.01 par value per share.  Each share entitles the shareholder to one vote at all meetings of Fund shareholders.  Shareholders will participate equally in dividend and capital gain distributions declared by the Fund for each share owned.  Fund shares are transferable without restrictions and are redeemable at net asset value.  The Trust is not required to hold annual meetings of shareholders.

Investment Objective and Policies

As discussed in “Investment Objective, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Fund’s Prospectus, the objective of the Fund is to seek above-average long-term appreciation.

Investment Limitations

A.            Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (Fundamental), i.e., they may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority of outstanding shares” of the Fund means (a) 67% or more of the voting shares present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (Non-Fundamental).

1.       Diversification.  The Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements fully collateralized by such securities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.       Senior Securities.  The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

(With respect to this investment limitation, the Investment Company Act of 1940 currently permits a registered open-end investment company such as the Fund to issue senior securities evidencing borrowing from a bank if immediately after such borrowing the company has asset coverage as defined in the Act of at least 300 percent for all of its borrowings. Under the Act, the term “senior securities” does not include borrowings for certain temporary purposes and certain “covered” transactions by a company.)

3.       Borrowing.  The Fund may not borrow money, except that the Fund may borrow money, directly or through reverse repurchase agreements, for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed).

4.       Underwriting.  The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.       Concentration.  The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6.       Real Estate.  The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.       Commodities.  The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.       Loans.  The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties.

B.            Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see Investment Limitations – Fundamental above).

1.       Investment in Small Cap Stocks.  The Fund’s policy to normally invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, as defined in the prospectus, is non-fundamental.  However, the Fund will not change this policy unless it provides shareholders with at least 60 days prior notice of the change, which must comply with Rule 35d-1 under the Investment Company Act of 1940.

2.       Short Sales.  The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

3.       Margin Purchases.  The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

4.       Borrowing.  The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets.

5.       Illiquid Securities.  The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Limitations listed above apply at the time a security is purchased.  The Fund will not be required to sell a security if the security weight exceeds the above listed limitations as a result of market fluctuation. However, the limitation on borrowing would apply as a result of market fluctuation. Industries are determined by reference to the classifications of industries set forth in the Fund’s semi-annual and annual reports.

Characteristics and Risks of Permitted Securities

In seeking to meet its investment objective, the Fund will invest in securities or instruments whose investment characteristics are consistent with the Fund’s investment program.  The following further describes the principal types of portfolio securities and their risks.

Common Stock. Common stocks represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value”.  A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated and are generally subject to a high degree of credit risk.

While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

Less Than Investment-Grade Securities. The convertible securities in which the Fund may invest include non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” which are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Fund’s adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of Mairs and Power, Inc. (the Adviser) in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a sustained period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high-yield security or the price at which the Fund could sell a high-yield security, and could adversely affect the daily net asset value of Fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities, because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Except as otherwise provided in the Fund’s prospectus, if a credit-rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interests of shareholders.

Foreign Securities; American Depositary Receipts.  The Fund may invest up to 25% of its total assets in securities of foreign issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (ADRs).  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations.  The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies.  There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.  Confiscatory taxation or diplomatic developments could also affect investment in those countries.

United States dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities, while issuers of sponsored facilities normally pay more of the costs.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (ETFs). Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts; to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, the Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

•       the market price of the ETFs shares may trade at a discount to their net asset value;

•       an active trading market for an ETFs shares may not develop or be maintained; or

•       trading of an ETFs shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) generally halts stock trading.

Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the Investment Company Act of 1940 (the 1940 Act), the Fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If the Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only with the investments of the Fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to holders of the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the United States government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Adviser will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund. The aggregate amount of any such agreements is not limited except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and, therefore, the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction in accordance with the requirements of the 1940 Act. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Temporary Investments. The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the United States government and its agencies, commercial paper and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued or Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

The purchase price and yield on these securities are generally set at the time of purchase.  On the date that a security is purchased on a when-issued basis, the Fund earmarks liquid assets with a value at least as great as the purchase price of the security as long as the obligation to purchase continues.  The value of the delayed delivery security is reflected in the Fund’s net asset value as of the purchase date, however, no income accrues to the Fund from these securities prior to their delivery to the Fund.  The Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if the Fund deems it advisable in seeking to achieve the objectives of the Fund.  The purchase of these types of securities may increase the Fund’s overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.  Unsettled securities purchased on a when-issued or delayed-delivery basis (i.e., in excess of an established market practice) will not exceed 10% of the Fund’s total assets at any one time.

Portfolio Turnover

The Fund has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund’s portfolio during the year.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example set forth in the Fund’s prospectus, affect the Fund’s performance.

Disclosure of Portfolio Holdings

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report on Form N-CSR to Fund shareholders and in the first and third quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  You may also visit the SEC’s Public Reference Room in Washington, D.C. to view and copy these reports. Information regarding the operations of the Public Reference Room may be obtained by calling 202-551-8090 (direct) or 800-732-0330 (general SEC number).  A complete copy of the Fund’s portfolio holdings will be available on or about 15 days following each quarter-end on the Fund’s website.  This list remains available on the website until it is replaced with the following quarter-end list.  To view the Fund portfolio holdings, visit www.mairsandpower.com.  You may also obtain a copy of the Fund’s latest quarterly report without charge by calling Shareholder Services at 800-304-7404.

From time to time the Fund’s service providers, independent rating and ranking organizations, institutional investors and others may request information about the Fund’s portfolio holdings.  The Fund’s policy is to disclose portfolio holdings to third parties only where the Fund believes that it has a legitimate business purpose for disclosing the information, and the recipient is subject to a duty of confidentiality, including a duty not to trade on the basis of any non-public information. No compensation is received by the Fund in connection with the disclosure of portfolio holdings information.

The Fund may provide, at any time, portfolio holdings information to service providers, such as the Fund’s Adviser, transfer agent, custodian/fund accounting agent, financial printer, pricing services, auditors and proxy voting services, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law or contract.

The Fund may also provide information regarding portfolio holdings to shareholders, firms and institutions before public disclosure is required or authorized as discussed above, provided that the recipient does not distribute the portfolio holdings information or results of any analysis of such information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund’s shares before the information becomes public. In addition, the Adviser manages portfolios for investment clients whose portfolios may be similar to those of the Fund.  These clients receive investment advice and generally have access to current portfolio holding information in their accounts.  These investment clients do not have a duty to the Adviser or the Fund to keep their portfolio holdings confidential.  The Fund’s Board of Trustees may, on a case-by-case basis, impose additional restrictions on the dissemination of the Fund’s portfolio information beyond those described herein.

The Chief Compliance Officer will exercise oversight of disclosures of the Fund’s portfolio holdings and ensure that all portfolio holdings disclosures are in the best interests of the Fund’s shareholders.  Every violation of the portfolio holdings disclosure policy must be reported to the Fund’s Chief Compliance Officer.  The portfolio holdings disclosure policy may not be waived, and exceptions may not be made, without the consent of the Fund’s Board of Trustees.

Management of the Fund

The Board of Trustees (the Board) supervises the business and management of the Mairs and Power Small Cap Fund.  The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. Information about the Trustees, including their business addresses, ages, principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below.

The Board has appointed an Independent Trustee as Chair. The Chair presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever deemed necessary. The Chair also acts as a liaison with the Fund’s management, officers, attorneys, and other Trustees generally between meetings. The Chair may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chair. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its control, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of the Fund’s shareholders. In addition, the Board believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, appropriate elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Name (Age) and Address(1)	Position(s) Held with the Fund and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED PRINCIPAL OFFICER WHO IS A Trustee

William B. Frels (71)	President and Trustee since 2011	• Chairman and CEO of the Investment Adviser (2007 to present). • President of the Investment Adviser (2002 to 2007). • Treasurer of the Investment Adviser (1996 to 2007).	3	N/A

INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Andrew R. Adams (39)	Vice President since 2011	• Vice President of the Investment Adviser (2006 to present).	N/A	N/A

Jon A. Theobald (65)	Secretary since and Chief Compliance Officer since 2011

•      President and Chief Operating Officer of the Investment Adviser (2007 to present).

•      Chief Compliance Officer of the Investment Adviser (2004 to present).

•      Executive Vice President and Chief Administrative Officer of the Investment Adviser (2002 to 2007).

			N/A	N/A

Andrea C. Stimmel (44)	Treasurer since 2011	• Director of Operations of the Investment Adviser (2008 to present). • Accounting Manager of the Investment Adviser (2004 to 2008).	N/A	N/A

Name (Age) and Address(1)	Position(s) Held with the Fund and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
DISINTERESTED TRUSTEES

Norbert J. Conzemius (69)	Trustee and Board Chair since May 2011	• Retired Chief Executive Officer, Road Rescue Incorporated.	3	N/A

Mary Schmid Daugherty (52)	Trustee since May 2011	• Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	N/A

Charles M. Osborne (57)	Trustee and Audit Committee Chair since May 2011	• Retired Chief Financial Officer, Fair Isaac Corporation (2004 to 2009).	3	N/A

Bert J. McKasy (69)	Trustee since May 2011	• Attorney, Lindquist & Vennum, P.L.L.P (1994 to present).	3	N/A

(1)	Unless otherwise indicated, the mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.
(2)	Each trustee serves until his or her resignation or mandatory retirement age. Each officer is elected annually and serves until his successor has been duly elected and qualified.

The Board has concluded that, based on each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board members, each Board member should serve as a Board member.  Among other attributes common to all Board members are their ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Board members.  In addition, the Board has taken into account the actual service and commitment of the Board members during their tenure in concluding that each should continue to serve.  A Board member’s ability to perform his or her duties effectively may have been attained through a Board member’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund, the Mairs and Power Growth Fund, the Mairs and Power Balanced Fund, public companies, or non-profit entities or other organizations; or other experiences.  Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Board member.

Norbert Conzemius has served as a Board member of the Mairs and Power Growth Fund and the Mairs and Power Balanced Fund (the Funds) for more than 10 years, including as a member of the Audit Committee and Nominating Committee, and has served as Independent Chairman of the Board of Trustees for the last 5 years.   Mr. Conzemius has more than 27 years of experience serving as senior executive officer in the financial services industry and more than 5 years as CEO of a private manufacturing company.  Mr. Conzemius has served for more than 26 years on various boards for private companies, financial services companies and non-profit organizations.

Mary Schmid Daugherty, PhD became a Board member of the Funds in December 2010, including having joined as a member of the Audit and Nominating committees.  Dr. Daugherty has 23 years of experience serving as a professor of finance at a private university in St. Paul, Minnesota, and has 5 years of experience as an investment officer in the financial services industry in St. Paul.  Dr. Daugherty has 2 years of experience as a teaching assistant and is the author of several publications in the financial field.

Bert J. McKasy has served as a Board member of the Funds for more than 4 years, including as a member of the Audit and Nominating committees for more than 4 years.  Mr. McKasy has more than 26 years of experience serving as senior executive officer of various operating companies and/or as director of public companies.  Mr. McKasy has more than 19 years of private practice experience as an attorney. Mr. McKasy has served as a senior executive officer and as a director in the financial services industry for more than 11 years, and has more than 10 years of experience in public service.

Charles M. Osborne has served as a Board member of the Funds for more than 10 years, including as a member of the Audit and Nominating committees for more than 10 years, and has served as Audit Committee chair for more than 5 years.   Mr. Osborne has more than 27 years of experience serving as senior executive officer of various operating companies and more than 19 years as director of public companies.  Mr. Osborne has worked in the financial services industry for more than 8 years, including teaching finance and accounting at major colleges located in Minnesota.

Mr. William B. Frels has served as an Interested Board member of the Funds for more than 18 years, including having served as Chair of the Board.   Mr. Frels has served as a senior executive officer of the Adviser, Mairs and Power, Inc. and senior executive officer of the Funds for 17 years.   Mr. Frels has been involved in investment management and has held senior executive positions in the financial services industry since 1962.

The Fund retains Mairs and Power, Inc. as its investment adviser. Trustees, Officers and Portfolio Managers of the Fund are subject to mandatory retirement at the end of the year in which they reach age 75.

The Board of Trustees has four standing committees listed below:

Standing Committees	Functions	Members	Number of Meetings Held During Last Fiscal Year
Audit Committee	To make recommendations to the Board of Trustees regarding the selection of an independent registered public accounting firm, and to assist the Board of Trustees in its oversight of the Fund’s financial reporting process. The Audit Committee meets with the independent registered public accounting firm at least semi-annually to review the results of the examination of the Fund’s financial statements and any other matters relating to the Fund.	Norbert J. Conzemius Mary Schmid Daugherty Bert J. McKasy Charles M. Osborne (Chairman)	—
Distribution Committee	To oversee and determine dividend and capital gain distributions for the Fund, including but not limited to calculation and declaration of regular dividend and capital gain distributions and spillover dividends.	William B. Frels (Chairman)	—
Fair Value Committee	To oversee pricing of the Fund and to research and resolve any pricing problems. The Fair Market Valuation Committee meets quarterly and on an “as needed” basis.	William B. Frels (Chairman) Ronald L. Kaliebe Andrea C. Stimmel Jon A. Theobald	—
Nominating Committee

To consider and recommend nominees for Trustees to the Board to fill vacancies when required. Nominations of Trustees who are not “interested persons” of the Investment Company must be made and approved by the Nominating Committee. The Nominating Committee considers whether the individual’s background, skills and experience will complement the background, skills and experience of other nominees and will contribute to the diversity of the Board. The Nominating Committee meets on an “as needed” basis. The Nominating Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations in writing to the Secretary of the Fund. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information the Fund would be required to include in a proxy statement if the person was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares were held.

		Norbert J. Conzemius (Chairman) Mary Schmid Daugherty Bert J. McKasy Charles M. Osborne	—

Because the Fund is newly organized, none of the Committees have met during the Fund’s last fiscal year.

The following table shows the dollar amount range of each Trustee’s beneficial ownership of the Fund as of the end of the most recently completed calendar year.  Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially own shares of the Fund.

Name of Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Norbert J. Conzemius	None	Over $100,000
Mary Schmid Daugherty	None	None
William B. Frels	None	Over $100,000
Bert J. McKasy	None	$10,001-$50,000
Charles M. Osborne	None	Over $100,000

Certain Transactions

Since January 1, 2009, no trustee who is not an interested person of the Fund, or any immediate family member of such a trustee, has had any direct or indirect interest, the value of which exceeded $120,000, in: (i) the Fund’s investment adviser or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the investment adviser.

Since January 1, 2009, no trustee who is not an interested person of the Fund, or any immediate family member of such a trustee, has had any material interest or relationship, direct or indirect, in any transaction, or series of similar transactions, in which the amount involved exceeded $120,000 and to which any of the following persons was a party:  (i) the Fund, (ii) an officer of the Fund, (iii) the Mairs and Power Growth Fund or Balanced Fund, (iv) an officer of the Mairs and Power Growth Fund or Balanced Fund, (v) the Fund’s investment adviser, (vi) an officer of the Fund’s investment adviser, (vii) a person directly or indirectly controlling, controlled by, or under common control with the investment adviser, or (viii) an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser.

Since January 1, 2009, no officer of the Fund’s investment adviser or any officer of any person directly or indirectly controlling, controlled by, or under common control with the investment adviser, served on the board of directors of any company where a trustee of the Fund who is not an interested person of the Fund, or immediate family member of the trustee, was an officer.

Compensation

The following table provides information about compensation paid to the Fund’s trustees for the fiscal year ended December 31, 2010.  The Fund does not pay remuneration to its officers or to directors who are officers, directors or employees of the Adviser.

Name of Person, Position	Pension or Aggregate Compensation from Fund(1)	Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors

Norbert J. Conzemius (Chairman of the Board) Disinterested Director	$0	None	None	$50,000

Mary Schmid Daugherty Disinterested Director	$0	None	None	$0

Bert J. McKasy Disinterested Director	$0	None	None	$44,000

Charles M. Osborne (Chairman of the Audit Committee) Disinterested Director	$0	None	None	$50,000

William B. Frels (President) Interested Director	None	None	None	None

(1) Because the Fund is newly organized, none of the Board of Trustees has been compensated in relation to the Fund.

Risk Management

The Board oversees the risk management activities of the Adviser and the Fund’s other service providers.  Shareholders should recognize that it may not be possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, with the assistance of its Audit Committee and the Fund’s Chief Compliance Officer (CCO).  In addressing issues regarding the Fund’s risk management between meetings, appropriate representatives of the Adviser communicate with the Chair of the Board or the Fund’s CCO, who is directly accountable to the Board. As appropriate, the Trustees confer among themselves, with the Fund’s CCO, the Adviser, other service providers, and counsel to the Fund, to identify and review risk management issues that may be placed on the Audit Committee’s or the full Board’s agenda.

Code of Ethics

The Fund and its Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit personnel (access persons) subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.  The codes contain restrictions on personal investing practices. One of the restrictions of the code provides that access persons must obtain approval before executing personal trades. The code of ethics has been designed to ensure that the interests of the Fund’s shareholders come before the interests of the Fund’s managers.  The Code of Ethics is on file with the SEC.

Proxy Voting Policies and Procedures

The Fund has delegated the authority to vote shares held in its investment portfolio to the Adviser.  Accordingly, the Adviser is responsible for voting proxies for all voting securities held by the Fund.  The Adviser’s policy is to vote in accordance with guidelines established by its Investment Committee, which are subject to change.  The Investment Committee is responsible for resolving voting decisions that cannot be readily determined by reference to the proxy voting guidelines.  A copy of the Adviser’s Proxy Voting Policies & Procedures is attached as Appendix A.

Actual proxy voting records of the Fund are filed with the SEC no later than August 31 of each year, covering the Fund’s proxy voting record for the most recent twelve-month period ended June 30.  Proxy voting records are available as soon as reasonably practicable after filing the report with the Commission, without charge, by visiting the Fund’s website at www.mairsandpower.com and on the SEC’s website at www.sec.gov.

Control Persons and Principal Holders of Securities

The Fund had not commenced operations prior to the date of this SAI and therefore the Fund does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund.

Investment Adviser

Mairs and Power, Inc. a Minnesota corporation, is the investment adviser of the Fund.  Mairs and Power, Inc.’s shareholders, along with their percentage ownership positions in Mairs and Power, Inc., are listed below.

Shareholder	Percentage of Outstanding Shares Held as of April 1, 2011
William B. Frels	28.2%
Peter G. Robb	21.2%
John K. Butler	13.5%
Jon A. Theobald	10.5%
Ronald L. Kaliebe	10.5%
Other	16.1%

Mr. Frels is an officer and trustee of the Trust.  Mr. Theobald is an officer of the Trust.

Mairs and Power, Inc. has served as an investment advisory firm since 1931.  Mairs and Power, Inc. currently provides similar services to two other mutual funds, the Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc., the net assets of which were $2,040,709,308 and $169,399,742, respectively as of December 31, 2010.

Mairs and Power, Inc. serves as investment adviser to the Fund under the terms of an Investment Advisory Agreement for Investment Counsel Service effective May 17, 2011 (the Investment Advisory Agreement).  The Investment Advisory Agreement must be approved annually by the Board of Trustees of the Fund, including a majority of those Trustees who are not parties to such contract or “interested persons” of any such party as defined in the 1940 Act.  The independent trustees of the Fund reviewed the level of fees charged by the investment adviser, the level and quality of service provided by the Adviser, and the expenses incurred by the Fund.  After careful review and consideration, the Investment Advisory Agreement was approved by the Board of Trustees of the Fund, including a majority of the trustees who were not parties to such agreement or interested persons of any such party, by casting their votes in person at a meeting called for such purpose.  The Investment Advisory Agreement may be terminated at any time, without penalty, on 60 days’ written notice by the Fund’s Board of Trustees, by the holders of a majority of the Fund’s outstanding voting shares or by the investment adviser.  The Investment Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).  Mairs and Power, Inc. conducts investment research and supervises investment accounts for individuals, trusts, pension and profit sharing funds, and charitable and educational institutions.  Mairs and Power, Inc. is not a broker and does not sell securities.

As compensation for its services to the Fund, the Adviser receives monthly compensation from the Fund.  The investment management fee paid to the Adviser by the Fund is computed at an annual rate of 0.90% of daily net assets.  The Adviser has agreed to waive its investment management fee through December 31, 2014.

Under the terms of the Investment Advisory Agreement, the investment adviser agrees to render research, statistical and advisory services to the Fund, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares.  All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, trustee fees, premiums on fidelity bonds, supplies and all other miscellaneous expenses are borne by the Fund.

Mairs and Power, Inc., at its own expense, currently pays costs which may include record keeping, transaction processing for shareholders’ accounts and other services to authorized third-party retirement plan administrators and authorized registered broker-dealers, financial institutions or investment advisers.  These payments are made at the discretion of Mairs and Power, Inc.  Determination whether payments should be paid includes the quality of relationship and the terms of any servicing agreement.  The Fund may pay a portion of this fee which approximates the amount the Fund would pay its transfer agent if the shares involved were registered directly in the respective beneficial owners’ names on the books of the Fund.

Fund Administration Servicing Agreement

Mairs and Power, Inc. (the Administrator) serves as the Administrator pursuant to a Fund Administration Servicing Agreement between the Administrator and the Fund.   The Fund Administration fee is computed at an annual rate of 0.00375% based upon the Fund’s daily net assets.  The Administrator has agreed to waive its administration fees through December 31, 2014.  U.S. Bancorp Fund Services, LLC (USBFS), 615 East Michigan Street, Milwaukee, WI 53202, serves as administrator pursuant to a Fund Administration Servicing Agreement between the Fund and USBFS.  USBFS is a subsidiary of U.S. Bancorp.  The services provided under these Fund Administration Servicing Agreements include various legal, oversight, administrative and accounting services.

Transfer Agent, Custodian and Fund Accountant

USBFS acts as the Fund’s transfer agent and dividend disbursing agent.  USBFS also serves as fund accountant for the Fund.

Custodial services for the Fund are performed by U.S. Bank, N.A., Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, pursuant to the terms of a Custodial Agreement reviewed annually by the Board of Trustees.  As custodian, U.S. Bank, N.A.  controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Fund.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 1400, 220 South Sixth Street, Minneapolis, Minnesota 55402 is the independent registered public accounting firm to the Fund, and is subject to annual appointment by the Audit Committee.  Ernst & Young LLP conducts an annual audit of the Fund’s financial statements and performs tax and accounting advisory services.

Legal Counsel to the Funds

Dorsey & Whitney LLP, Suite 1500, 50 South Sixth Street, Minneapolis, MN 55402-1498, currently serves as legal counsel to the Fund.

Portfolio Managers

Other Accounts Managed

Portfolio managers are also responsible for the day-to-day management of other accounts as indicated in the following table:

Mairs and Power Small Cap Fund (numbers of accounts and total assets as of December 31, 2010)

Name of Person, Position	Registered Investment Company (Mairs and Power Balanced Fund; Mairs and Power Growth Fund)	Other Pooled Investment Vehicles	Other Accounts (Mairs and Power Separately Managed Accounts)
Andrew R. Adams – Portfolio Manager
Number of Other Accounts Managed	—	—	64
Total Assets in Other Accounts Managed	—	—	$67,784,265

Compensation

The Fund does not pay any salary, bonus, deferred compensation, pension or retirement plan contributions on behalf of the portfolio manager or any other employee of Mairs and Power, Inc.  The portfolio manager of the Fund receives compensation from the Adviser.   Compensation consists of a fixed salary and bonuses based on the profitability of the firm.  The portfolio manager also participates in the profit sharing plan of the Adviser.   Contributions are made annually and are within the limitations of the Internal Revenue Service rules and regulations.

Ownership of Securities

Because the Fund is newly organized, there are no beneficial shareholders in the Fund.

Mairs and Power’s profit sharing plan is almost entirely invested in shares of the Mairs and Power Growth Fund and the Mairs and Power Balanced Fund.  As of December 31, 2010, the profit sharing plan held $9,020,164 in the Funds.

Brokerage Allocation and Other Practices

Subject to policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund’s portfolio decisions and the placing of orders to effect the Fund’s portfolio transactions. With respect to such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved.  While the Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available.  The Fund has no obligation to deal with any broker or dealer in the execution of its portfolio transactions.  The broker-dealers used by the Fund have no affiliation with the Fund, its Adviser, or any of their officers, directors or trustees.

Investment decisions for the Fund are made independently from those for Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc., also managed by Mairs and Power, Inc.  When these funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund.  The decision to aggregate is only made after the Adviser determines that it does not intentionally favor any fund or account over another. Such aggregation may reduce commission or transaction costs since larger orders tend to have lower costs.  In other cases, aggregation may adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.

Decisions with respect to allocations of portfolio brokerage will be made by the Adviser.  Portfolio transactions may be placed with broker-dealers which provide the Fund’s Adviser with research and statistical assistance.  Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction, even though the research services furnished by brokers through whom the Fund effects securities transactions may benefit other clients of Mairs and Power, Inc.

Capital Stock

The Fund offers for sale shares of beneficial interest of a single class.  Each share is equal in all respects and confers equal rights upon the shareholders as to redemption, distribution and liquidation.  When you invest in the Fund, you acquire shares that entitle you to receive distributions as determined by the Board of Trustees and to cast a vote for each share and fraction thereof at shareholder meetings.  The shares of the Fund do not have any preemptive rights.  All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder.

Purchasing, Redeeming and Pricing Fund Shares

The purchase, redemption and pricing of the Fund’s shares are subject to the procedures described in “Pricing of Fund Shares”, “Purchase of Fund Shares”, “Redeeming of Fund Shares”, “How to Exchange Shares”, “How to Transfer Registration” and “Frequent Purchases and Redemptions of Fund Shares” in the Fund’s Prospectus.

Fund Taxation

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund is generally not subject to U.S. federal income tax on dividends and capital gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. To avoid federal excise tax, the Fund must distribute each calendar year an amount equal to the sum of:

(a)                   at least 98% of its net investment income for the calendar year, not taking into account any capital gains or losses,

(b)                   at least 98.2% of its capital gains in excess of its capital losses for a one-year period generally ending on December 31, and

(c)                   all net investment income and capital gains for previous years that were not distributed by the Fund during such years.

The Fund intends to distribute substantially all income each year.

To qualify as a regulated investment company, the Fund must also fulfill the asset diversification requirements as follows:

(a)        derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of stock or from other qualified sources; and

(b)        diversify its holdings so that at the end of each fiscal quarter,

i.      at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

ii.     not more than 25% of the value of its assets is invested in the securities of any one issuer or in two or more controlled issuers in similar or related trades or businesses, or in certain publicly traded partnerships.

If the Fund does not qualify as a regulated investment company in any taxable year, it would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders. In addition, the Fund’s distributions, to the extent made out of its current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends.

Taxes on Fund Redemptions

Upon a redemption, sale or exchange of shares of the Fund, you will realize a taxable gain or loss depending upon your share basis. A gain or loss will generally be treated as capital gain or loss and the tax treatment will be dependent on your holding period. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. The basis of the acquired shares will be adjusted to reflect the disallowed loss.

In February, you will be sent Form 1099-B indicating the amount of sales made in the Fund during the prior year. This information is also reported to the IRS. Some shareholders may receive an Average Cost Basis Statement, which provides you with the average cost of the shares sold during the year, based on the “average cost single category” method. This information is not reported to the IRS and you do not have to use it.

Taxes on Fund Distributions

The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until shareholders withdraw money from them.

Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in Fund shares. The excess of net realized long-term capital gains over net short-term capital losses, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to you as long-term gain, regardless of how long you have held Fund shares. Net capital gains from assets held by the Fund for one year or less will be taxed as ordinary income.

For federal tax purposes, the Fund’s dividend and short-term capital gain distributions are generally taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains. The character of a capital gain depends on the length of time that the Fund held the security that was sold. Individual investors may benefit from favorable tax treatment related to “qualified dividend income.” If certain holding period requirements are satisfied, “qualified dividend income” is taxed at long-term capital gain rates, which is currently a maximum rate of 15%. Unless extended, this favorable tax treatment is available until it expires on December 31, 2012.  Subject to certain limitations, corporate shareholders may be eligible for the corporate dividend-received deduction related to income dividends.

In February, you will be sent Form 1099-DIV indicating the tax status of any distributions paid to you during the prior year. This information is also reported to the IRS.

Principal Underwriter

The Fund is the sole distributor of its mutual fund shares.

Calculation of Performance Data

The Fund may publish its total return information from time to time.  Quotations of the Fund’s average annual total rate of return, the Fund’s average annual total return (after taxes on distributions) and the Fund’s average annual total return (after taxes on distributions and redemptions), will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years.  The after-tax performance is calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The calculation applies the ordinary income tax rate for ordinary income distributions, the short-term capital gain rate for short-term capital gain distributions and the long-term capital gain rate for long-term capital gain distributions.  Performance data will reflect the deduction of a proportional share of Fund expenses (on an annual basis) and will assume that all dividend and capital gain distributions are reinvested when paid.

Performance information reflects only the performance of a hypothetical investment in the Fund during the particular time periods on which the calculations are based.  Such information should not be considered as representative of the performance of the Fund in the future.  Performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in its expenses and amount of assets.

Financial Statements

Mairs and Power Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES	July 22, 2011

ASSETS
Cash	$100,000
TOTAL ASSETS	100,000
NET ASSETS	$100,000

NET ASSETS CONSIST OF
Portfolio capital	$100,000

TOTAL NET ASSETS	$100,000

Fund shares issued and outstanding (par value $0.01 per share; unlimited number of shares authorized)	10,000

Net asset value per share	$10.00

See accompanying Notes to the Statement of Assets and Liabilities.

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES	July 22, 2011

Note 1 — Organization and Significant Accounting Policies

Mairs and Power Funds Trust (the Trust), a Delaware statutory trust, was formed on May 10, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (as amended). The Trust consists of the Mairs and Power Small Cap Fund (the Fund), which is a no-load mutual fund. The objective of the Fund is to seek above-average long-term appreciation. As of July 22, 2011, the Fund has not yet commenced investment operations.  The only transaction of the Fund since inception has been the initial sale on July 22, 2011 of 10,000 shares of the Fund to William B. Frels (Chairman of the Board of Mairs and Power, Inc. (the Adviser)) at $10 per share.  William B. Frels owns 100% of the outstanding shares of the Fund.

Significant accounting policies of the Fund are as follows:

Security Valuations

Security valuations for Fund investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.  No securities were purchased or sold during the period from May 9, 2011 through July 22, 2011.

Security Transactions and Investment Income

Security transactions are recorded on the date on which securities are purchased or sold. Dividend income and corporate action transactions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses are reported on an identified cost basis.

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES	July 22, 2011

Note 1 — Organization and Significant Accounting Policies (continued)

Income Taxes

The Fund is a “regulated investment company” as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code (the Code), as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

Basis of Presentation

The preparation of the statement of assets and liabilities in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date. Actual results could differ from those estimates.

In preparing this statement of assets and liabilities, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the statement of assets and liabilities was made available.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Note 2 — Related-Party Transactions

Investment Management and Fund Administration Fees

Upon commencement of trading or investment activities, the Adviser will provide investment management and fund administration services to the Fund under written agreements approved by the Board. The Fund will be charged an investment management fee paid to the Adviser computed at an annual rate of 0.90% of daily net assets.  The fund administration fee paid to the Adviser will be computed at an annual rate of 0.00375% of daily net assets.

The Adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES	July 22, 2011

Note 2 — Related-Party Transactions (continued)

expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% of daily net assets through December 31, 2014. The Adviser cannot terminate this arrangement before that date without the agreement of the Board.  No fees have been paid to or are due to the Adviser as of July 22, 2011.

Expenses incurred in connection with the organization and the offering of the Trust and the Fund will be paid for by the Adviser. The Trust and the Fund do not have an obligation to reimburse the Adviser for organizational and offering expenses paid on their behalf.

Trustees’ Compensation

Trustees’ compensation is paid to individuals who are disinterested trustees. No compensation is paid to the owners of the Adviser, including principal officers who are not trustees and William B. Frels, who is an interested trustee and officer of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees

Mairs and Power Small Cap Fund

We have audited the accompanying statement of assets and liabilities of Mairs and Power Small Cap Fund (the Fund), as of July 22, 2011. The statement of assets and liabilities is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement.  We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, and evaluating the overall statement of assets and liabilities presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Fund at July 22, 2011, in conformity with U.S. generally accepted accounting principles.

[Ernst & Young LLP Signature]

August 10, 2011

Appendix A

MAIRS AND POWER MUTUAL FUNDS

PROXY VOTING POLICIES AND PROCEDURES

A.    Mairs and Power has adopted and implemented these proxy voting guidelines with the overriding goal of ensuring that all proxies are voted in the best interest of the Fund and its Shareholders.

B.    The person at Mairs and Power responsible for monitoring corporate actions, making voting decisions and ensuring that proxies are submitted in a timely manner is Mr. Ronald Kaliebe, Vice President.  Whenever Mr. Kaliebe identifies proposals which are controversial or non-routine in nature, such proposals will be reviewed on a case-by-case basis and he will enlist the guidance of the full Mairs and Power Investment Committee, which includes Mr. William B. Frels, Mr. Peter G. Robb, Mr. John K. Butler, Mr. Mark L. Henneman, Mr. Andrew R. Adams, Mr. Glenn E. Johnson, Mr. Peter J. Johnson and Mr. Jon A. Theobald, in addition to Mr. Kaliebe.

C.    As a general rule, it is the policy of Mairs and Power to vote in favor of management on all proxy statement proposals considered to be non-controversial and routine in nature.  In this regard, the following types of proposals are generally considered to be in this category:

1.     Election of directors and related compensation issues.

2.     Appointment of independent auditors.

3.     New employee incentive plans or amendments to existing incentive plans involving the issuance of new common shares representing less than 10% of the then number of common shares outstanding.

4.     Stock splits and/or dividends and requests to increase the number of authorized but unissued common shares outstanding.

5.     A variety of proposals involving such issues as charitable contributions, cumulative voting, employment, political activities, etc. all of which are deemed to be a prerogative of management.

D.    Proposals considered controversial and/or non-routine in nature will require special case-by-case consideration by the Mairs and Power Investment Committee in order to determine the voting decision which will be in the best interest of the Fund and its Shareholders.  Examples of such proposals would include the following:

1.     Amendments to the articles of incorporation and corporate by-laws.

2.     Acquisition or merger related proposals.

3.     Any proposal related to a change in control, be it friendly or unfriendly or any proposal designed to prevent or discourage unfriendly takeovers (i.e. poison pill proposals).

4.     New incentive plans or amendments to existing incentive plans that would have the potential to increase the number of the then outstanding common shares by 10% or more.

5.     All other controversial or non-routine proposals not specifically mentioned above.

E.     Conflicts of interest — It is the responsibility of Mr. Kaliebe, in consultation with the full Mairs and Power Investment Committee, to identify and determine the materiality of any potential conflicts between the interests of Mairs and Power and those of the Fund and its Shareholders.  Due to the size and nature of Mairs and Power’s business, it is anticipated that material conflicts of interest will rarely occur.  Whenever a material conflict of interest does exist, it will be addressed in one of the following ways:

1.     The proxy will be voted according to the predetermined voting policy set forth hereinabove, provided that the proposal at issue is not one which the policy requires to be considered on a case-by-case basis, and provided further that exercising the predetermined policy may not result in a vote in favor of management of a Company where the conflict involved is the fact that Mairs and Power does business with the Company.

2.     In conflict situations which cannot be addressed using the predetermined voting policy, guidance will be sought from the Fund’s Board of Directors.  The proxy will be voted as directed by the Fund’s Board of Directors following full disclosure of the conflict and a determination as to what vote will be in the best interest of the Fund and its Shareholders.

F.     Once proxy voting is completed, Mr. Kaliebe will forward a copy of the proxy vote email confirmation to the Mairs and Power Mutual Fund Services Department (MPMFS).  A copy of the email voting confirmations are retained.

G.    Annually, MPMFS will run an audit report from Proxy Edge and agree the voted items to the votes recorded on the Proxy Voting Checklist.  Management is notified if any differences are identified.  Annually, the Proxy Edge audit report will be downloaded from Proxy Edge and retained with the confirmation records.

H.    Mairs and Power will make its proxy voting record for the Mairs and Power Funds available to Fund shareholders on its website beginning with each twelve- month period ending June 30.  The proxy voting information, which will mirror what is required to be filed with the SEC via Form N-PX, will be made available on the Mairs and Power website as soon as is reasonably practicable after filing Form N-PX with the SEC.

Revised 2/1/2011

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)              Certificate of Trust.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(a)(2)              Declaration of Trust dated May 9, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(b)         By-laws, dated May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(c)          Instruments Defining Rights of Security Holders.  None.

(d)         Agreement for Investment Counsel Service entered into between the Mairs and Power Funds Trust (the Trust) and Mairs and Power, Inc., dated May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(e)          None.

(f)            None.

(g)         Custodian Agreement entered into between the Trust and U.S. Bank National Association on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(1)             Fund Administration Servicing Agreement entered into between the Trust and Mairs and Power, Inc. on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(2)             Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(3)             Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(4)             Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(5)             Blue Sky Registration Agreement entered into entered into between the Trust and Quasar Distributors, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(6)             NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(7)             Expense Limitation Agreement.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(i)             Legal Opinion. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(j)             Consent of Independent Registered Public Accounting Firm.  Filed Herewith.

(k)          Omitted Financial Statements.  None.

(l)             Form of Subscription Agreement for Seed Capital Shares.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(m)       None.

(n)         None.

(o)         None.

(p)(1)             Mairs and Power Funds Trust Code of Ethics.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(p)(2)             Mairs and Power, Inc. Code of Ethics.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(q)         Trustees’ Powers of Attorney.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Declaration of Trust provides for trustees and officer to be indemnified as follows:

(a) Each individual who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof. Expenses in connection with the defense of any proceeding of the character described in the preceding sentence shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law, subject to the provisions of paragraph (e) below.

(b) For purposes of this provision, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or other body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to an individual who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such individual. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this provision; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion or memorandum, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this provision.

(f) In no event will any revision, amendment or change to this provision affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this provision.

In addition, the Trust and Mairs and Power, Inc. maintain officers’ and trustees’ liability insurance in the amount of $5,000,000 with no deductible for officers and trustees or directors of the Trust, Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc.  Each entity has a $75,000 deductible. Mairs and Power, Inc. has a $150,000 deductible.

Item 31. Business and Other Connections of the Investment Adviser

Mairs and Power, Inc. serves as the Investment Adviser to the Trust. Mairs and Power, Inc. also serves as investment adviser to individual and institutional separate accounts and to Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc. Principal occupations of the trustees of the Fund are included in the SAI under “Management of the Fund”.

Item 32. Principal Underwriters

(a) None.

(b) None.

(c) None.

Item 33. Location of Accounts and Records

Custodian:	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Transfer Agent (Overnight Deliveries):	U.S. Bancorp Fund Services, LLC 3rd Floor, 615 East Michigan Street Milwaukee, Wisconsin 53202

Transfer Agent (Mailing Address):	U.S. Bancorp Fund Services, LLC P. O. Box 701 Milwaukee, Wisconsin 53201-0701

Investment Adviser:	Mairs and Power, Inc. W1520 First National Bank Building 332 Minnesota Street Saint Paul, Minnesota 55101-1363

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Fund certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and state of Minnesota on the 10 day of August, 2011.

MAIRS AND POWER FUNDS TRUST

/s/ William B. Frels
William B. Frels
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William B. Frels	President and Director (principal Executive Officer)	August 10, 2011
William B. Frels

/s/ Andrea C. Stimmel	Treasurer (principal Financial and Accounting Officer)	August 10, 2011
Andrea C. Stimmel

*	Trustee	August 10, 2011
Mary Schmid Daugherty

*	Trustee	August 10, 2011
Norbert J. Conzemius

*	Trustee	August 10, 2011
Bert J. McKasy

*	Trustee	August 10, 2011
Charles M. Osborne

*	By	/s/ Jon A. Theobald
Jon A. Theobald, as attorney-in-fact

*                             By power of attorney dated May 17, 2011, which was previously filed as an exhibit to this registration statement.